Stockholder's Equity (Details) - $ / shares	Sep. 30, 2020	Jul. 28, 2020	Jul. 27, 2020
Stockholders' Equity Note [Abstract]
Authorized shares of common stock	100	100
Common stock par value	$ 0.0001	$ 0.0001	$ 0.01
Common stock shares issued	100	100	100
Consideration per share			$ 0.01